Condensed Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Oct. 31, 2015	Jan. 31, 2015	Nov. 01, 2014	Feb. 01, 2014
Treasury stock, Shares	8,625	2,875	2,875	0
Property and equipment, accumulated depreciation	$ 25,924	$ 19,403	$ 17,331	$ 11,447
Trade name and other intangible assets, accumulated amortization	$ 1,196	$ 1,060	$ 969
Preferred stock, Shares authorized	50,000,000	0	0
Preferred stock, Par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, Shares issued	0	0	0
Common stock, Shares authorized	500,000,000	0	0
Common stock, Par value	$ 0.001	$ 0.001	$ 0.001
Common stock, Shares issued	58,521,565	0	0
Common Stock Class A [Member]
Common stock, Shares authorized	0	85,000,000	85,000,000	85,000,000
Common stock, Par value	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Common stock, Shares issued	0	48,203,515	48,203,515	48,203,515
Common Stock Class B [Member]
Common stock, Shares authorized	0	8,750,000	8,750,000	8,750,000
Common stock, Par value	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Common stock, Shares issued	0	0	0	0